OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2025
OPERATING LEASES
Schedule of operating lease related assets and liabilities

	As of	As of
	December 31,	June 30,
	2024	2025
	US$	US$
Right-of-use assets	2,627	1,786

Operating lease liabilities - current	1,485	1,462
Operating lease liabilities – non-current	1,063	345
Total operating lease liabilities	2,548	1,807

Summary of maturity of operating lease liabilities

US$
2025 remaining	759
2026	1,090
Total	1,849
Less: imputed interest	(42)
Present value of lease liabilities	1,807